Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Guggenheim S&P 500(R) Equal Weight ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight ETF | Guggenheim S&P 500(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSP
Guggenheim S&P MidCap 400(R) Equal Weight ETF (Prospectus Summary) | Guggenheim S&P MidCap 400(R) Equal Weight ETF | Guggenheim S&P MidCap 400(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMD
Guggenheim S&P SmallCap 600(R) Equal Weight ETF (Prospectus Summary) | Guggenheim S&P SmallCap 600(R) Equal Weight ETF | Guggenheim S&P SmallCap 600(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWSM
Guggenheim Russell MidCap(R) Equal Weight ETF (Prospectus Summary) | Guggenheim Russell MidCap(R) Equal Weight ETF | Guggenheim Russell MidCap(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWRM
Guggenheim Russell 1000(R) Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 1000(R) Equal Weight ETF | Guggenheim Russell 1000(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWRI
Guggenheim Russell 2000(R) Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 2000(R) Equal Weight ETF | Guggenheim Russell 2000(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWRS
Guggenheim MSCI EAFE Equal Weight ETF (Prospectus Summary) | Guggenheim MSCI EAFE Equal Weight ETF | Guggenheim MSCI EAFE Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWEF
Guggenheim MSCI Emerging Markets Equal Weight ETF (Prospectus Summary) | Guggenheim MSCI Emerging Markets Equal Weight ETF | Guggenheim MSCI Emerging Markets Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWEM
Guggenheim S&P 500(R) Equal Weight Consumer Discretionary ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Consumer Discretionary ETF | Guggenheim S&P 500(R) Equal Weight Consumer Discretionary ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCD
Guggenheim S&P 500(R) Equal Weight Consumer Staples ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Consumer Staples ETF | Guggenheim S&P 500(R) Equal Weight Consumer Staples ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHS
Guggenheim S&P 500(R) Equal Weight Energy ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Energy ETF | Guggenheim S&P 500(R) Equal Weight Energy ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYE
Guggenheim S&P 500(R) Equal Weight Financials ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Financials ETF | Guggenheim S&P 500(R) Equal Weight Financials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYF
Guggenheim S&P 500(R) Equal Weight Health Care ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Health Care ETF | Guggenheim S&P 500(R) Equal Weight Health Care ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYH
Guggenheim S&P 500(R) Equal Weight Industrials ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Industrials ETF | Guggenheim S&P 500(R) Equal Weight Industrials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGI
Guggenheim S&P 500(R) Equal Weight Materials ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Materials ETF | Guggenheim S&P 500(R) Equal Weight Materials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTM
Guggenheim S&P 500(R) Equal Weight Technology ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Technology ETF | Guggenheim S&P 500(R) Equal Weight Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYT
Guggenheim S&P 500(R) Equal Weight Utilities ETF (Prospectus Summary) | Guggenheim S&P 500(R) Equal Weight Utilities ETF | Guggenheim S&P 500(R) Equal Weight Utilities ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYU
Guggenheim Russell Top 50(R) ETF (Prospectus Summary) | Guggenheim Russell Top 50(R) ETF | Guggenheim Russell Top 50(R) ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLG
Guggenheim S&P 500(R) Pure Growth ETF (Prospectus Summary) | Guggenheim S&P 500(R) Pure Growth ETF | Guggenheim S&P 500(R) Pure Growth ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPG
Guggenheim S&P 500(R) Pure Value ETF (Prospectus Summary) | Guggenheim S&P 500(R) Pure Value ETF | Guggenheim S&P 500(R) Pure Value ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPV
Guggenheim S&P MidCap 400(R) Pure Growth ETF (Prospectus Summary) | Guggenheim S&P MidCap 400(R) Pure Growth ETF | Guggenheim S&P MidCap 400(R) Pure Growth ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFG
Guggenheim S&P MidCap 400(R) Pure Value ETF (Prospectus Summary) | Guggenheim S&P MidCap 400(R) Pure Value ETF | Guggenheim S&P MidCap 400(R) Pure Value ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFV
Guggenheim S&P SmallCap 600(R) Pure Growth ETF (Prospectus Summary) | Guggenheim S&P SmallCap 600(R) Pure Growth ETF | Guggenheim S&P SmallCap 600(R) Pure Growth ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RZG
Guggenheim S&P SmallCap 600(R) Pure Value ETF (Prospectus Summary) | Guggenheim S&P SmallCap 600(R) Pure Value ETF | Guggenheim S&P SmallCap 600(R) Pure Value ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RZV
Guggenheim 2x S&P 500(R) ETF (Prospectus Summary) | Guggenheim 2x S&P 500(R) ETF | Guggenheim 2x S&P 500(R) ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSU
Guggenheim Inverse 2x S&P 500(R) ETF (Prospectus Summary) | Guggenheim Inverse 2x S&P 500(R) ETF | Guggenheim Inverse 2x S&P 500(R) ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSW
Guggenheim MSCI ACWI Equal Weight ETF (Prospectus Summary) | Guggenheim MSCI ACWI Equal Weight ETF | Guggenheim MSCI ACWI Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWAC
Guggenheim Russell 1000(R) Growth Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 1000(R) Growth Equal Weight ETF | Guggenheim Russell 1000(R) Growth Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWLG
Guggenheim Russell 1000(R) Value Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 1000(R) Value Equal Weight ETF | Guggenheim Russell 1000(R) Value Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWLV
Guggenheim Russell 2000(R) Growth Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 2000(R) Growth Equal Weight ETF | Guggenheim Russell 2000(R) Growth Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWSG
Guggenheim Russell 2000(R) Value Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 2000(R) Value Equal Weight ETF | Guggenheim Russell 2000(R) Value Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWSV
Guggenheim Russell 3000(R) Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 3000(R) Equal Weight ETF | Guggenheim Russell 3000(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWRA
Guggenheim Russell 3000(R) Growth Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 3000(R) Growth Equal Weight ETF | Guggenheim Russell 3000(R) Growth Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWAG
Guggenheim Russell 3000(R) Value Equal Weight ETF (Prospectus Summary) | Guggenheim Russell 3000(R) Value Equal Weight ETF | Guggenheim Russell 3000(R) Value Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWAV
Guggenheim Russell BRIC Equal Weight ETF (Prospectus Summary) | Guggenheim Russell BRIC Equal Weight ETF | Guggenheim Russell BRIC Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWBK
Guggenheim Russell Greater China Large Cap Equal Weight ETF (Prospectus Summary) | Guggenheim Russell Greater China Large Cap Equal Weight ETF | Guggenheim Russell Greater China Large Cap Equal Weight ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWGC
Guggenheim Russell Global 1000(R) Equal Weight ETF (Prospectus Summary) | Guggenheim Russell Global 1000(R) Equal Weight ETF | Guggenheim Russell Global 1000(R) Equal Weight ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWGI
Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF (Prospectus Summary) | Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF | Guggenheim Russell Global Ex-U.S. Large Cap Equal Weight ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWGX
Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF (Prospectus Summary) | Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF | Guggenheim Russell Emerging Markets Large Cap Equal Weight ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWRE
Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF (Prospectus Summary) | Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF | Guggenheim Russell Emerging EMEA Large Cap Equal Weight ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWME